Gain on Sale of Assets - Summary of Gain (Loss) on Sale of Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Gross sale price	$ 23,389	$ 77,996	$ 30,773
Gain	4,596	16,555	10,375
Pedhoulas Trader
Property, Plant and Equipment [Line Items]
Gross sale price			15,900
Gain			4,637
Efrossini
Property, Plant and Equipment [Line Items]
Gross sale price			22,500
Gain			3,316
Katerina
Property, Plant and Equipment [Line Items]
Gross sale price			10,200
Gain			$ 2,422
Pedhoulas Cherry
Property, Plant and Equipment [Line Items]
Gross sale price		26,625
Gain		2,265
Panayiota K
Property, Plant and Equipment [Line Items]
Gross sale price		20,450
Gain		2,292
Maritsa
Property, Plant and Equipment [Line Items]
Gross sale price		12,200
Gain		4,324
Paraskevi 2
Property, Plant and Equipment [Line Items]
Gross sale price		20,300
Gain		$ 7,674
Pedhoulas Leader
Property, Plant and Equipment [Line Items]
Gross sale price	12,500
Gain	1,793
Pedhoulas Merchant
Property, Plant and Equipment [Line Items]
Gross sale price	11,500
Gain	$ 2,803